UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Oskie Capital Management, LLC

Address:         10 East 53rd Street
                 31st Floor
                 New York, New York 10022

13F File Number: 028-14731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael Fazzari
Title:   Chief Financial Officer
Phone:   (646) 470-7279


Signature, Place and Date of Signing:

  /s/ Michael Fazzari            New York, New York         February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:  $315,170
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

None.


                                                     FORM 13F INFORMATION TABLE
                                                    Oskie Capital Management, LLC
                                                         December 31, 2012



COLUMN 1                        COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP     (X1000)   PRN AMT   PRN CALL  DISCRETION  MANGRS    SOLE    SHARED NONE
AMERICAN INTL GROUP INC        COM NEW           26874784     4,914     139,200  SH          Sole      None      139,200
BANK OF AMERICA CORPORATION    COM               60505104     8,195     705,872  SH          Sole      None      705,872
BANK OF AMERICA CORPORATION    COM               60505104     8,127     700,000  SH  CALL    Sole      None      700,000
CANADIAN PAC RY LTD            COM               13645T100    6,696      65,894  SH          Sole      None       65,894
CHARTER COMMUNICATIONS INC D   CL A NEW          16117M305    5,597      73,413  SH          Sole      None       73,413
CITIGROUP INC                  *W EXP 01/04/201  172967226      570   1,351,815  SH          Sole      None    1,351,815
CITIGROUP INC                  COM NEW           172967424    8,466     214,000  SH          Sole      None      214,000
CITIGROUP INC                  COM NEW           172967424    7,912     200,000  SH  CALL    Sole      None      200,000
CITIGROUP INC                  COM NEW           172967424    6,421     162,300  SH  CALL    Sole      None      162,300
COMPUTER SCIENCES CORP         COM               205363104    5,707     142,500  SH          Sole      None      142,500
EXPRESS SCRIPTS HLDG CO        COM               30219G108    7,214     133,586  SH          Sole      None      133,586
FIESTA RESTAURANT GROUP INC    COM               31660B101    7,223     471,496  SH          Sole      None      471,496
FORD MTR CO DEL                COM PAR $0.01     345370860    5,828     450,000  SH  CALL    Sole      None      450,000
GENERAL MTRS CO                COM               37045V100    5,824     202,000  SH          Sole      None      202,000
GENERAL MTRS CO                COM               37045V100    7,208     250,000  SH  CALL    Sole      None      250,000
ISHARES INC                    MSCI JAPAN        464286848    1,950     200,000  SH   PUT    Sole      None      200,000
ISHARES INC                    MSCI JAPAN        464286848    3,900     400,000  SH   PUT    Sole      None      400,000
ISHARES TR                     RUSSELL 2000      464287655    4,216      50,000  SH   PUT    Sole      None       50,000
ISHARES TR                     RUSSELL 2000      464287655    8,432     100,000  SH   PUT    Sole      None      100,000
ISHARES TR                     RUSSELL 2000      464287655   16,864     200,000  SH   PUT    Sole      None      200,000
ISHARES TR                     RUSSELL 2000      464287655   33,727     400,000  SH   PUT    Sole      None      400,000
ISHARES TR                     RUSSELL 2000      464287655   25,295     300,000  SH   PUT    Sole      None      300,000
ISHARES TR                     RUSSELL 2000      464287655   25,295     300,000  SH   PUT    Sole      None      300,000
JPMORGAN CHASE & CO            COM               46625H100    8,533     194,067  SH          Sole      None      194,067
LEAR CORP                      COM NEW           521865204    6,750     144,100  SH          Sole      None      144,100
LEAR CORP                      COM NEW           521865204    9,368     200,000  SH  CALL    Sole      None      200,000
MBIA INC                       COM               55262C100    2,356     300,100  SH          Sole      None      300,100
MBIA INC                       COM               55262C100    3,140     400,000  SH  CALL    Sole      None      400,000
MEADWESTVACO CORP              COM               583334107    5,774     181,178  SH          Sole      None      181,178
MORGAN STANLEY                 COM NEW           617446448    4,262     222,900  SH          Sole      None      222,900
NAVISTAR INTL CORP NEW         COM               63934E108    1,089      50,000  SH  CALL    Sole      None       50,000
SPDR S&P 500 ETF TR            TR UNIT           78462F103   21,362     150,000  SH   PUT    Sole      None      150,000
SIX FLAGS ENTMT CORP NEW       COM               83001A102    9,131     149,200  SH          Sole      None      149,200
SUNCOKE ENERGY INC             COM               86722A103    5,184     332,494  SH          Sole      None      332,494
TRW AUTOMOTIVE HLDGS CORP      COM               87264S106    4,455      83,100  SH          Sole      None       83,100
TRANSDIGM GROUP INC            COM               893641100    4,500      33,000  SH          Sole      None       33,000
VIACOM INC NEW                 CL B              92553P201    5,327     101,000  SH          Sole      None      101,000
FOSTER WHEELER AG              COM               H27178104    3,259     134,000  SH          Sole      None      134,000
INTERXION HOLDING N.V          SHS               N47279109    4,303     181,100  SH          Sole      None      181,100
TRONOX LTD                     SHS CL A          Q9235V101      798      43,725  SH          Sole      None       43,725


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